TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Summary of interest rate per related party

Related entity	12/31/2018	12/31/2017
BNDES	9.25%	9.50%
Banco da Amazônia	—	125% on CDI
Banco do Brasil	7.64%	8.82%
Caixa Econômica Federal	7.64%	8.82%
FIDC	CDI + 2,0%	CDI + 2,0%
Global Reversal Reserve	5.00%	9.40%

Summary of average interest rates, by related party of loans and financing receivable

Average interest rate (%)
Related entity	12/31/2018	12/31/2017
Itaipu	7.08%	7.10%
CEEE	5.00%	5.00%
CEMAR	0.34%	0.43%

Government Agencies
Disclosure of transactions between related parties [line items]
Schedule of transactions with related parties

	12/31/2018			12/31/2017
NATURE OF THE OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Customers
Federal Government	68,743	—	—	25,973	—	—

Loans and financing payable
Federal Government - FIDC	—	672,492	—	—	666,401	—
Federal Government - Banco da Amazônia	—	—	—	—	566,038	—
Federal Government - Banco do Brasil	—	4,696,971	—	—	5,184,096	—
Federal Government - Caixa Econômica Federal (a.2)	—	7,579,121	—	—	9,320,284	—
Federal Government - BNDES (a.1)	—	6,595,405	—	—	8,738,156	—
Federal Government - Global Reversal Reserve (a.3)	—	5,802,847	—	—	7,420,021	—
Federal Government - BR Distribuidora	—	1,047,221	—	—	—	—

Suppliers (b)
Federal Government - BR Distribuidora	—	3,081,505	—	—	5,108,628	—

Reimbursement obligations (c)
National Treasury - Itaipu	—	3,167,188	—	—	2,598,348	—

Service provision revenue	—	—	—	—	—	—
Federal Government	—	—	129,861	—	—	51,708

Total	68,743	32,642,750	129,861	25,973	39,601,972	51,708

Associates and jointly-controlled companies
Disclosure of transactions between related parties [line items]
Schedule of transactions with related parties

	12/31/2018			12/31/2017
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Customers	53,253	—	—	64,269	—	—
Accounts receivable	5,232	—	—	361,688
Advance for future capital increase	709,666	—	—	993,862	—	—
Dividends / JCP receivable	196,831	—	—	278,413	—	—
Loans and financing (d)	8,121,455	—	—	8,851,925	—	—
Other assets	17,582	—	—	11,250	—	—
Suppliers	—	40,394	—	—	15,036	—
Provisions (b)	—	1,213,161	—	—	654,041	—
Contributions payable - sponsor	—	29,336	—	—	28,830	—
Accounts payable	—	1,742	—	—	438	—
Other liabilities	—	2,153	—	—	3,365	—
Revenue from the use of electricity network	—	—	52,634	—	—	—
Revenue from the use of electric energy	—	—	306,337	—	—	224,665
Revenue from the sale of energy	—	—	78,623	—	—	84,479
Revenue from service provision	—	—	104,076	—	—	159,556
Other revenues	—	—	370,824	—	—	19,019
Energy purchased for resale	—	359,322	(112,664)	—	131,238	(14,727)
Purchase of electric energy	—	—	(165,645)	—	—	(526,288)
Fees for the use of the network	—	—	(93,804)	—	—	(107,160)
Operating expenses	—	—	—	—	—	(3,376)
Contributions of the sponsor	—	—	(17,928)	—	—	(34,265)
Charges	—	—	(3,393)	—	—	(3,462)
Other expenses	—	—	(158,281)	—	—	(218,229)
Revenue from interest, fees, charges and exchange variation (b)	—	—	1,954,071	—	—	(810,111)
Financial revenue	—	—	178,325	—	—	6,018
Financial expenses	—	—	(10)	—	—	(8,529)
TOTAL	9,104,019	1,646,109	2,493,165	10,561,408	832,948	(1,232,410)

	12/31/2018			12/31/2017
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
AETE	203	120	882	190	109	1,076
Baguari	363	—	449	365	—	348
Banda de Couro	—	—	(166)	12	—	(8,102)
Baraúnas I	12	—	—	39	—	—
Baraúnas II	—	248	(1,674)	—	—	(6,625)
Belo Monte Transmissora SPE S.A	15,328	2,083	34,228	553	1,019	902
Bom Jesus Eólica S.A.	—	—	1,031	49	—	366
Brasil Ventos Energia S.A.	250,987	16,875	8	4,797	—	—
Brasnorte	14	65	162	—	61	(840)
Brasventos Eolo	231	—	1,898	304	—	1,763
Brasventos Miassaba	172	99	2,366	1,582	—	2,062
Cachoeira Eólica S.A	—	—	1,050	49	—	(129)
Caldas Novas	1,055	2	640	3,680	2	878
Carnaúba I Eólica S.A.	—	—	1,985	—	—	(2,659)
Carnaúba II Eólica S.A	—	—	1,972	—	—	(1,843)
Carnaúba III Eólica S.A.	—	—	1,375	—	—	(1,923)
Carnaúba V Eólica S.A.	—	—	2,283	—	—	(2,553)
CEB Lajeado	11,102	—	—	9,800	—	—
CEEE-D	16,077	—	1,235	20,222	—	1,521
CELG Geração e Transmissão - CELG GT	—	—	—	—	—	1,828
CEMAR	115,722	—	12,168	162,963	—	6,036
Centrais Eolica Famosa I S.A.	—	—	738	—	—	53
Centrais Eolica Pau Brasil S.A.	—	—	692	—	—	490
Centrais Eolica Rosada S.A.	—	—	1,115	—	—	922
Centrais Eolica São Paulo S.A.	—	—	765	—	—	693
Centroeste	75	41	(118)	1,220	40	380
CEPEL	—	—	—	—	—	(3,376)
Cervantes I Eólica S.A.	—	—	1,416	—	—	(1,934)
Cervantes II Eólica S.A.	—	—	991	—	—	(1,498)
Chapecoense	27,197	—	—	26,414	—	—
Cia Hidrel Teles Pires	6,550	18,348	(160,703)	6,972	123,000	63,199
CSE Centro de Soluções Estratégicas S.A	649	—	1,320	144	—	416
CTEEP	—	—	—	111	—	10
EAPSA - Energética Águas da Pedra S.A.	513	—	2,690	5,185	—	2,124
Eletros (a)	—	1,225,622	(21,321)	—	607,496	(37,727)
EMAE	10,813	—	—	12,753	—	—

	12/31/2018			12/31/2017
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Empresa de Energia São Manuel S.A.	141	4,920	8,584	15	—	3,052
Energia dos Ventos IX	—	—	—	4,910	12,929	—
Energia dos Ventos V	—	—	—	4,910	12,996	—
Energia dos Ventos VI	—	—	—	7,249	17,936	—
Energia dos Ventos VII	—	—	—	7,249	18,201	—
Energia dos Ventos VIII	—	—	—	4,910	12,680	—
Energia Olímpica S.A.	428	—	—	428	—	—
Energisa MT	—	—	—	3,039	—	10,333
Enerpeixe	16,950	404	(138)	16,468	—	4,080
Eólica Ibirapuitã S.A	25	—	—	25	—	—
ESBR	351,359	368,698	—	749,246	19,660	(344,077)
ETAU	—	—	53,079	3,203	—	964
Extremoz	—	—	—	232	131	—
Foz do Chapecó	901	—	11,028	923	—	8,670
Fronteira Oeste (FOTE)	13,015	—	535	37,557	—	647
Goiás Transmissão	11,985	135	(1,660)	22,030	138	(56,568)
IE Garanhuns	—	301	(3,340)	—	—	482
IE Madeira	—	3,898	(61,612)	20,737	1,738	(44,124)
Inambari	—	—	(88)	—	—	41
INTESA - Integração Transmissora de Energia S.A.	—	—	—	1,612	397	(130,295)
Itaguaçu da Bahia Energias Renováveis	—	—	—	72,814	633	—
Itaipu (b)	7,991,589	—	1,940,668	8,701,245	—	(828,011)
Lagoa Azul Transmissora	2,614	10	(8,292)	249	10	(129)
Lajeado Energia	11,278	—	—	55,896	—	—
Luziânia Niquelândia Transmissora	8	10	(73)	—	10	292
Madeira Energia	—	—	216,530	358,084	—	(221,980)
Manaus Construção	9,178	—	—	9,229	—	—
Manaus Transmissão	1,067	1,329	(12,672)	3,475	597	(15,387)
Mata de Santa Genebra	1	—	(120,645)	3,251	—	—
MGE Transmissão	5,633	53	(733)	7,592	84	(1,143)
Morro Branco I	—	—	—	62	—	—
Mussambê	—	—	—	143	—	—
Norte Brasil Transmissora	99	1,064	11,414	122	992	(10,969)
Norte Energia (Belo Monte)	22,215	—	137,239	18,239	1,030	106,508
Paranaíba Transmissora de Energia S.A.	8,567	399	(3,742)	9,175	405	(3,479)
Paulista Lajeado	15,223	—	—	2,666	—	—
Pedra Branca	17	—	33	2,050	—	—
Pitimbu Eólica S.A	—	—	1,454	49	—	(380)
Punaú I Eólica S.A.	—	—	1,744	—	—	(3,051)
Rei dos Ventos	—	—	—	82	—	716
Rei dos Ventos 3 Geradora de Energia S.A.	151	—	2,001	520	—	1,096
Retiro Baixo	6,841	—	—	3,760	—	—
S. Pedro do Lago	14	—	—	1,305	—	66
Santo Antônio Energia	19,446	—	224,896	34,207	—	192,265
São Caetano Eólica S.A	—	—	1,260	49	—	486
São Caetano I Eólica S.A	—	—	1,058	49	—	398
São Galvão Eólica S.A.	—	—	195	74	—	229
Serra Facão Energia	—	—	156	101	—	3,091
Sete Gameleiras	14	—	—	1,305	—	66
SINOP	2,515	—	158,716	—	—	—
STN	322	580	(2,512)	8,148	—	(4,577)
TDG	101,241	79	1,852	101,231	—	1,560
Teles Pires Participações	—	—	1	—	—	156,027
Tijoa Participações e Investimentos S.A	17,505	—	10,951	1,023	—	9,648
TME - Transmissora Matogrossense de Energia	12	190	(1,536)	11	179	(1,290)
Trans. São Paulo	18,031	37	(286)	848	37	(265)
Transenergia Renovável	—	45	(539)	6,851	45	(44,330)
Transirape	—	77	(1,505)	1,413	73	(851)
Transleste	—	125	(2,074)	1,250	122	(1,376)
Transnorte	61	20	533	57	—	440
Transudeste	216	77	(1,189)	1,010	75	(481)
Triângulo Mineiro Trans. S.A.	11	71	40,161	11	95	(42,583)
TSBE - Transmissora Sul Brasileira de Energia S.A.	—	—	—	—	—	3,649
TSLE - Transmissora Sul Litorânea de Energia S.A.	8,700	8	1,289	—	—	907
Vale do São Bartolomeu Transmissora de Energia S.A.	1,523	75	947	432	28	1,393
Vamcruz Participações S.A.	8,059	—	—	11,182	—	—
TOTAL	9,104,019	1,646,109	2,493,166	10,561,408	832,948	(1,232,410)